Commitments and Contingencies - Additional Information (Q1) (Details) - USD ($) $ in Thousands				1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 11, 2021	Mar. 10, 2021	Jan. 01, 2020	Aug. 31, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Loss Contingencies [Line Items]
Consideration received from assignment to partner					$ 1,337	$ 0
Proceeds received to fund future investment commitments			$ 48,000		25,000		$ 32,100
Fixed Management Fee
Loss Contingencies [Line Items]
Annual management fee		$ 500			300		500
Management fee duration		5 years						5 years
Unfunded Commitments
Loss Contingencies [Line Items]
Commitment amount					$ 81,600		$ 81,800	$ 62,100
Air Transportation Equipment
Loss Contingencies [Line Items]
Percent of asset acquired		12.50%		12.50%				12.50%
Air Transportation Equipment | GCMH
Loss Contingencies [Line Items]
Percent of asset ownership assigned to partner	50.00%
Percent of asset ownership interest				12.50%
Consideration received from assignment to partner	$ 1,300